Related parties - Narrative (Details)							12 Months Ended
	Nov. 19, 2019 USD ($)	Jan. 08, 2019 shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 shares	Dec. 31, 2019 USD ($) shares metric_tons_of_fuel right $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of transactions between related parties [line items]
Number of share options forfeited in share-based payment arrangement							0	0
Number of options granted (in shares)							0	0
Purchase of treasury shares (in shares)							(3,708,315)	(545,486)	0
Number of options exercised (in shares)							0	350,000
Vesting period							5 years
Investment contract volume | metric_tons_of_fuel							1,361.000
Rights exercised under registration rights agreement (in shares) | right							0
Other borrowings (Note 16) | $							$ 1,744,859,000	$ 1,768,510,000	$ 898,720,000
Executive Committee
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)						236,590
Other related parties | Compagnie Maritime Belge
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions | $							1,336	1,151	34,928
Subsidiaries | Tankers International LLC
Disclosure of transactions between related parties [line items]
Leases as lessor, related party transactions | $							216,750	227,089	218,894
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	50.00%
Related Party Secured Term Loan | $	$ 36,700,000
Related Party Revolving Credit Agreement | $	$ 3,000,000
Joint ventures where entity is venturer | Reslea N.V.
Disclosure of transactions between related parties [line items]
Leases as lessee, related party transactions | $							290,858	$ 185,326	$ 179,079
Joint ventures
Disclosure of transactions between related parties [line items]
Guaranteed portion of related party debt | $							$ 69,600,000
Restricted stock units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)						65,433
Stock Option | Executive Committee (Excluding Chief Executive Officer)
Disclosure of transactions between related parties [line items]
Vesting period						13 years
Phantom Stock Units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)			154,432	66,449	54,616
Annual vesting percentage				33.30%	33.30%
Treasury shares
Disclosure of transactions between related parties [line items]
Purchase of treasury shares (in shares)							3,708,315	545,486	0
Joint Venture Credit Facility | Joint ventures
Disclosure of transactions between related parties [line items]
Other borrowings (Note 16) | $							$ 139,200,000
Transaction Based Incentive Plan
Disclosure of transactions between related parties [line items]
Vesting period							5 years
Transaction Based Incentive Plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Number of share options forfeited in share-based payment arrangement							400,000
Equity instruments granted (in shares)		1,200,000
Second anniversary | Transaction Based Incentive Plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage							12.00%
Target share price (in USD per share) | $ / shares							$ 12
Third anniversary | Transaction Based Incentive Plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage							16.00%
Target share price (in USD per share) | $ / shares							$ 14
Fourth anniversary | Transaction Based Incentive Plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage							25.00%
Target share price (in USD per share) | $ / shares							$ 16
Tranche Four | Transaction Based Incentive Plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage							44.00%
Target share price (in USD per share) | $ / shares							$ 18